INCOME TAXES	12 Months Ended
Dec. 31, 2019
INCOME TAXES
INCOME TAXES

9.   INCOME TAXES

The following table reconciles income taxes at the Corporation’s domestic statutory tax rate of 26.6% in 2019 (26.7% in 2018 and 26.8% in 2017) and income taxes in the consolidated statements of income:

	2019	2018	2017
		(restated,	(restated,
		note 1(b))	note 1(b))
Income taxes at domestic statutory tax rate	$218.0	$188.7	$236.7
(Reduction) increase resulting from:
Effect of non-deductible charges, non-taxable income and differences between current and future tax rates	(0.4)	(1.2)	(48.5)
Change in benefit arising from the recognition of current and prior year tax losses (notes 6 and 30)	—	(18.5)	(47.0)
Other	(2.1)	(1.5)	(0.2)
Income taxes	$215.5	$167.5	$141.0

The significant items comprising the Corporation’s net deferred income tax liability and their impact on the deferred income tax expense are as follows:

	Consolidated		Consolidated
	balance sheets		income statements
	2019	2018	2019	2018	2017
		(restated,		(restated,	(restated,
		note 1(b))		note 1(b))	note 1(b))
Loss carryforwards	$1.8	$22.8	$17.4	$(8.0)	$3.6
Accounts payable, accrued charges, provisions and deferred revenue	8.1	13.9	5.8	0.6	1.4
Defined benefit plans	55.2	40.6	3.8	(3.2)	(1.9)
Contract assets	(58.8)	(54.3)	4.5	5.8	7.4
Property, plant and equipment	(480.7)	(471.7)	9.0	(16.4)	84.5
Goodwill, intangible assets and other assets	(301.8)	(233.4)	64.3	34.0	43.9
Long-term debt and derivative financial instruments	(26.3)	(21.0)	3.0	1.3	(7.4)
Other	16.0	16.7	0.7	(1.5)	0.7
	$(786.5)	$(686.4)	$108.5	$12.6	$132.2

Changes in the net deferred income tax liability are as follows:

	Note	2019	2018
			(restated,
			note 1(b))
Balance at beginning of year		$(686.4)	$(683.5)
Recognized in income from continuing operations		(108.5)	(12.6)
Recognized in other comprehensive income		16.3	(3.8)
Acquisition of tax deductions	28	14.9	13.9
Business acquisitions		(4.1)	—
Discontinued operations and other		(18.7)	(0.4)
Balance at end of year		$(786.5)	$(686.4)

Deferred income tax asset		$34.3	$51.8
Deferred income tax liability		(820.8)	(738.2)
		$(786.5)	$(686.4)

As of December 31, 2019, the Corporation had loss carryforwards for income tax purposes of $14.9 million available to reduce future taxable income, that will expire between 2035 and 2039. These losses have been recognized. The Corporation also had capital losses of $445.8 million that can be carried forward indefinitely and applied only against future capital gains of which none were recognized.

There are no income tax consequences attached to the payment of dividends or distributions by the Corporation to its shareholders.